March 22, 2000


                       DREYFUS PREMIER VALUE EQUITY FUNDS
                           DREYFUS PREMIER VALUE FUND
                    DREYFUS PREMIER INTERNATIONAL VALUE FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                  MARCH 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATIONENTITLED "DESCRIPTION OF THE COMPANY AND THE FUNDS", "MANAGEMENT OF THE COMPANY," AND "MANAGEMENT ARRANGEMENTS":

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT OF THE COMPANY - OFFICERS OF THE COMPANY":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.


Mark N.  Jacobs,  Vice  President.  Vice  President  and General  Counsel to the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 53 years old.

John B. Hammalian, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 36 years old.

Steven F. Newman, Assistant Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Michael A.  Rosenberg,  Assistant  Secretary.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

     THE FOLLOWING  INFORMATION  SUPPLEMENTS  THE  INFORMATION  CONTAINED IN THE
SECTION  OF  THE  STATEMENT  OF  ADDITIONAL   INFORMATION  ENTITLED  "MANAGEMENT
ARRANGEMENTS - DISTRIBUTOR":

     Disclosure of the amounts retained by "the distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 16, 2000. No information is provided for Dreyfus Service Corporation, as it was not the Fund's distributor as of the Fund's last fiscal year end.

     Also, the fifth paragraph of this section hereby is deleted in its entirety and replaced with the following:

           "DSC makes  commission  payments to Service  Agents in connection
          with  the  sale  of  Fund  shares,   and  receives  CDSC  amounts  and
          Distribution     Plan    fees    to    defray     these     expenses."

                           ---------------------------

     The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI; (i) the last sentence of the fourth paragraph of the section of the SAI entitled "How to Buy Shares- Class A Shares"; (ii) the fourth sentence of the first paragraph of the section entitled "How to Buy Shares - Class B Shares"; (iii) the third sentence of the second paragraph of the section entitled "How to Buy Shares- Class T Shares"; (iv) the last sentence of the third paragraph of the section entitled "How to Redeem Shares - Contingent Deferred Sales Charge--Class B Shares", and (v) the last sentence of the section entitled "How to Redeem Shares - Contingent Deferred Sales Charge--Class C Shares."